FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of liquidity risks (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk management
Undiscounted cash flows	$ 110,452	$ 38,329
Derivatives Liabilities
Risk management
Undiscounted cash flows	20,305	1,392
Current maturities long-term loans
Risk management
Undiscounted cash flows		6,334
Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	1,021	989
Trade payables
Risk management
Undiscounted cash flows	1,460	8,522
Payables to related parties
Risk management
Undiscounted cash flows	7,843	2,149
Other Accounts Payable
Risk management
Undiscounted cash flows		4,483
Long term loans from banks
Risk management
Undiscounted cash flows	77,543	6,943
Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	2,280	2,984
Loan from Shareholder
Risk management
Undiscounted cash flows		4,533
Within 30 days
Risk management
Undiscounted cash flows	4,054	580
Within 30 days | Current maturities long-term loans
Risk management
Undiscounted cash flows		448
Within 30 days | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	269	132
Within 30 days | Trade payables
Risk management
Undiscounted cash flows	251
Within 30 days | Payables to related parties
Risk management
Undiscounted cash flows	3,534
Year one
Risk management
Undiscounted cash flows	6,270	23,289
Year one | Derivatives Liabilities
Risk management
Undiscounted cash flows		1,392
Year one | Current maturities long-term loans
Risk management
Undiscounted cash flows		5,886
Year one | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	752	857
Year one | Trade payables
Risk management
Undiscounted cash flows	1,209	8,522
Year one | Payables to related parties
Risk management
Undiscounted cash flows	4,309	2,149
Year one | Other Accounts Payable
Risk management
Undiscounted cash flows		4,483
1-5 years
Risk management
Undiscounted cash flows	100,128	14,460
1-5 years | Derivatives Liabilities
Risk management
Undiscounted cash flows	20,305
1-5 years | Long term loans from banks
Risk management
Undiscounted cash flows	77,543	6,943
1-5 years | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	$ 2,280	2,984
1-5 years | Loan from Shareholder
Risk management
Undiscounted cash flows		$ 4,533